UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM, LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2018

Item #1. Reports to Stockholders.

INDEX	Clifford Capital Partners Fund

Semi-Annual Report to Shareholders

CLIFFORD CAPITAL PARTNERS FUND

For the six months ended
March 31, 2018
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2018 and are subject to change at any time.

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
March 31, 2018
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 90.97%

CONSUMER DISCRETIONARY – 17.92%
Abercrombie & Fitch Co.	22,578	$546,613
AutoZone, Inc.*	430	278,937
Build-A-Bear Workshop, Inc.*	28,490	260,683
Harley-Davidson, Inc.	5,800	248,704
Target Corp.	9,400	652,642
Urban Outfitters, Inc.*	12,520	462,739

		2,450,318

CONSUMER STAPLES – 2.75%
The Proctor & Gamble Co.	2,296	182,027
Wal-Mart Stores, Inc.	2,176	193,599

		375,626

ENERGY – 1.79%
Devon Energy Corp.	7,700	244,783

FINANCIALS – 19.65%
American Express Co.	6,400	596,992
CIT Group Inc.	10,855	559,032
Community Trust Bancorp, Inc.	7,635	345,102
CVB Financial Corp.	15,300	346,392
First Hawaiian, Inc.	16,700	464,761
Westamerica Bancorporation	6,447	374,442

		2,686,721

HEALTH CARE – 6.04%
Envision Healthcare Corp.*	4,400	169,092
Johnson & Johnson	2,109	270,268
Teva Pharmaceutical Industries Ltd.	22,600	386,234

		825,594

INDUSTRIALS – 18.55%
C. H. Robinson Worldwide, Inc.	3,808	356,848
The Dun & Bradstreet Corp.	4,440	519,480
Fastenal Co.	9,000	491,310
HNI Corp.	5,350	193,082
KLX Inc.*	6,633	471,341
Stericyle, Inc.*	8,600	503,358

		2,535,419

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2018
(unaudited)

		Fair
	Shares	Value

INFORMATION TECHNOLOGY – 18.05%
Cisco Systems, Inc.	8,375	$359,204
Diebold Nixdorf, Inc.	20,700	318,780
Dolby Laboratories Inc. – Class A	6,945	441,424
eBay Inc.*	12,991	522,758
EVERTEC, Inc.*	11,800	192,930
International Business Machines Corp.	2,067	317,140
Mastercard Inc. – Class A	1,800	315,288

		2,467,524

MATERIALS – 3.04%
Compass Minerals International, Inc.	6,901	416,130

UTILITIES – 3.18%
Exelon Corp.	11,138	434,493

TOTAL COMMON STOCKS – 90.97%
(Cost: $10,807,178)		12,436,608

MONEY MARKET FUND – 9.13%
Federated Institutional Prime Obligations Fund Institutional Class 1.79%**	1,247,907	1,247,907

(Cost: $1,247,907)

TOTAL INVESTMENTS – 100.10%
(Cost: $12,055,085)		13,684,515
Liabilities in excess of other assets – (0.10)%		(13,737)

NET ASSETS – 100.00%		$13,670,778

* Non-Income producing.
** Effective 7 day yield as of March 31, 2018

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2018 (unaudited)

ASSETS
Investments at fair value (identified cost of $12,055,085) (Note 1)	$13,684,515
Cash	1,752
Receivable for capital stock sold	9,606
Dividends and interest receivable	5,665
Prepaid expenses	417

TOTAL ASSETS	13,701,955

LIABILITIES
Accrued investment management fees	30,976
Accrued 12b-1 fees	201

TOTAL LIABILITIES	31,177

NET ASSETS	$13,670,778

Net Assets Consist of:
Paid-in-capital applicable to 929,672 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$12,046,294
Accumulated undistributed net investment income (loss)	36,961
Accumulated net realized gain (loss) on investments	(41,907)
Net unrealized appreciation (depreciation) of investments	1,629,430

Net Assets	$13,670,778

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class Shares:
Net Assets	$13,272,643
Shares Outstanding	902,524
Net Asset Value	$14.71

Investor Class Shares:
Net Assets	$398,135
Shares Outstanding	27,148
Net Asset Value	$14.67

REDEMPTION PRICE PER SHARE INCLUDING REDEMPTION FEE OF 2%	$14.37

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENT OF OPERATIONS
Six months ended March 31, 2018 (unaudited)

INVESTMENT INCOME
Dividends	$113,628
Interest	14,047

Total investment income	127,675

EXPENSES
Investment management fees (Note 2)	61,098
12B-1 and servicing fees Investor Class (Note 2)	399

Total expenses	61,497

Net investment income (loss)	66,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	135,670
Net increase (decrease) in unrealized appreciation (depreciation) of investments	510,365

Net realized and unrealized gain (loss) on investments	646,035

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$712,213

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended March 31, 2018 (unaudited)	Year ended September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$66,178	$95,125
Net realized gain (loss) on investments	135,670	679,894
Net increase (decrease) in unrealized appreciation (depreciation) of investments	510,365	363,273

Increase (decrease) in net assets from operations	712,213	1,138,292

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(106,210)	(44,946)
Investor Class	(2,668)	(1,308)
Net realized gain
Institutional Class	(559,448)	–
Investor Class	(17,611)	–

Decrease in net assets from distributions	(685,937)	(46,254)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	639,626	11,560,667
Investor Class	76,454	96,465
Distributions reinvested
Institutional Class	665,658	44,946
Investor Class	20,279	1,308
Shares redeemed
Institutional Class	(945,414)	(4,250,602)
Investor Class	(52,377)	(45,129)

Increase (decrease) in net assets from capital stock transactions	404,226	7,407,655

NET ASSETS
Increase (decrease) during period	430,502	8,499,693
Beginning of period	13,240,276	4,740,583

End of period*	$13,670,778	$13,240,276

*Includes accumulated undistributed net investment income (loss) of:	$36,961	$79,661

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017	Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014

Net asset value, beginning of period	$14.63		$13.08	$10.40		$11.86	$10.00

Investment activities
Net investment income (loss)(1)	0.06		0.09	0.05		0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.77)		1.52	2.63		(1.32)	1.91

Total from investment activities	(0.71)		1.61	2.68		(1.21)	2.04

Distributions
Net investment income	0.10		(0.06)	–		(0.13)	(0.05)
Net realized gain	0.65		–	–		(0.12)	(0.13)

Total distributions	0.75		(0.06)	–		(0.25)	(0.18)

Net asset value, end of period	$14.67		$14.63	$13.08		$10.40	$11.86

Total Return	5.39%	**	12.30%	25.77%	**	(10.22% )	20.42%	**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.10%	*	1.10%	1.10%	*	1.10%	1.10%	*
Net investment income (loss)	0.78%	*	0.66%	0.61%	*	0.98%	1.19%	*
Portfolio turnover rate	2.37%	**	34.07%	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$398		$352	$264		$123	$164

* Annualized
** Not annualized
*** Commencement of operations
(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017	Period January 1, 2016 to September 30, 2016(2)		Year ended December 31, 2015	Period January 31, 2014*** to December 31, 2014

Net asset value, beginning of period	$14.69		$13.11	$10.40		$11.83	$10.00

Investment activities
Net investment income (loss)(1)	0.07		0.12	0.07		0.14	0.13
Net realized and unrealized gain (loss) on investments	(0.82)		1.53	2.64		(1.33)	1.92

Total from investment activities	(0.75)		1.65	2.71		(1.19)	2.05

Distributions
Net investment income	0.12		(0.07)	–		(0.12)	(0.09)
Net realized gain	0.65		–	–		(0.12)	(0.13)

Total distributions	0.77		(0.07)	–		(0.24)	(0.22)

Net asset value, end of period	$14.71		$14.69	$13.11		$10.40	$11.83

Total Return	5.40%	**	12.62%	26.06%	**	(10.04% )	20.51%	**

Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	0.90%	*	0.90%	0.90%	*	0.90%	0.90%	*
Net investment income (loss)	0.98%	*	0.86%	0.81%	*	1.20%	1.30%	*
Portfolio turnover rate	2.37%	**	34.07%	24.41%	**	54.61%	31.91%	**
Net assets, end of period (000’s)	$13,273		$12,889	$4,477		$3,033	$2,894

* Annualized
** Not annualized
*** Commencement of operations
(1) Per share amounts calculated using the average number of shares outstanding throughout the period.
(2) On February 18, 2016, the Board of Trustees approved a change to the Fund’s fiscal year end to September 30.

See Notes to Financial Statements

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2018 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Clifford Capital Partners Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund is a diversified open-end management company and was established in January, 2014 as a series of another registered investment company (the “predecessor trust”). On February 6, 2016, the Fund was reorganized from a series of the predecessor trust into the Trust.

On February 18, 2016 the Board of Trustees (the “Board”) of the Trust approved that the fiscal year end be changed to September 30.

The objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2018:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$12,436,608	$–	$–	$12,436,608
Money Market Fund	1,247,907	–	–	1,247,907

	$13,684,515	$–	$–	$13,684,515

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector.

There were no transfers into or out of any levels during the six months ended March 31, 2018. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended March 31, 2018.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required. The Fund identifies its major tax jurisdiction as U. S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended March 31, 2018, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class based on relative net assets on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

The Fund currently offers two classes of shares: Investor Class and Institutional Class. Investor Class shares include a redemption fee of 2% on the proceeds of Investor Class shares redeemed within 60 days of purchase. Institutional Class shares are not subject to a redemption fee.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement, Clifford Capital Partners, LLC, (the “Adviser”), at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under this Agreement the Adviser pays the operating expenses of the Fund excluding fees payable under the Advisory Agreement, brokerage fees and commissions, taxes, interest expense, interest and dividend expenses on securities sold short, the costs of acquired fund fees and expenses, 12b-1 fees, shareholder service fees, and extraordinary expenses. For its services the Adviser receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. For the six months ended March 31, 2018, management fees earned amounted to $61,098, of which $30,976 was owed to the Adviser.

The Fund has adopted a Shareholder Services Plan (the “Plan”) for the Investor Class shares. Pursuant to the Plan, the Fund may compensate Financial Intermediaries that provide services for shareholders of the Fund. The Plan provides that the Fund will pay the annual rate of up to 0.20% of the average daily net assets of the Fund’s Investor Class Shares for activities relating to these services. Such activities may include the provision of sub-accounting, recordkeeping and/or administrative services, responding to customer inquiries, and providing information on customer investments. Because the shareholder services fees are paid out of the Fund’s assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Plan, while primarily intended to compensate for shareholder services expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities of the Fund. For the six months ended March 31, 2018, the following fees were incurred:

Class	Type of Plan	Fees Incurred

Investor Class	12b-1	$399

Certain officers of the Trust are also officers of Commonwealth Fund Services, Inc. (“CFS”) and FDCC. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the Managing Partner of

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended March 31, 2018, were as follows:

Purchases	Sales

$1,046,309	$275,775

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the six months ended March 31, 2018, the year ended September 30, 2017 was as follows:

	Six months ended
	March 31, 2018	Year ended
	(unaudited)	September 30, 2017

Distributions paid from:
Ordinary income	$274,713	$46,254
Realized gains	411,224	–

	685,937	46,254

As of March 31, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Six months ended
March 31, 2018
(unaudited)

Accumulated net investment income (loss)	$36,961
Accumulated net realized gain (loss)	(41,907)
Net unrealized appreciation (depreciation) on investments	1,629,430

$1,624,484

CLIFFORD CAPITAL PARTNERS FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2018 (unaudited)

As of March 31, 2018, the cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$12,055,085	2,369,929	(740,499)	$1,629,430

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Capital stock transactions were:

Six months ended March 31, 2018 (unaudited)

	Institutional Class	Investor Class

Shares sold	43,056	5,177
Shares reinvested	45,129	1,378
Shares redeemed	(63,281)	(3,437)

Net increase (decrease)	24,904	3,118

Year ended September 30, 2017

	Institutional Class	Investor Class

Shares sold	833,934	6,984
Shares reinvested	3,154	92
Shares redeemed	(300,959)	(3,208)

Net increase (decrease)	536,129	3,868

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (The “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CLIFFORD CAPITAL PARTNERS FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distributions (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, October 1, 2017, and held for the six months ended March 31, 2018.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CLIFFORD CAPITAL PARTNERS FUND – continued
FUND EXPENSES (unaudited)

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Annualized Expense Ratio	Expenses Paid During Period* Ended 3/31/18
Institutional Class Actual	$1,000	$1,054.04	0.90%	$4.61
Institutional Class Hypothetical**	$1,000	$1,020.50	0.90%	$4.53
Investor Class Actual	$1,000	$1,053.89	1.10%	$5.62
Investor Class Hypothetical**	$1,000	$1,019.50	1.10%	$5.52

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent period divided by 365 days in the current year.
** 5% return before expenses

Investment Adviser:
Clifford Capital Partners, LLC
40 Shuman Boulevard, Suite 250
Naperville, Illinois 60563

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Transfer Agent, Fund Administrator and Fund Accounting:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:
PractusTM LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                   EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: June 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: June 6, 2018

* Print the name and title of each signing officer under his or her signature.